Summary of Significant Accounting Policies - Schedule of Earnings (Loss) Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
Accounting Policies [Abstract]
Net income (loss)	$ (439,405)	$ 215,594	$ (141,325)	$ (4,048,373)
Weighted average shares outstanding (basic)	10,069,358	7,568,760
Effect of dilutive stock options		210,000
Weighted average shares outstanding (diluted)	10,069,358	7,778,760
Net income (loss) per share - Basic	$ (0.04)	$ 0.03
Net income (loss) per share - Diluted	$ (0.04)	$ 0.03